Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Percentage of valuation allowance against the asset amount	100.00%
Statutory federal corporate tax rate	21.00%	21.00%
Income tax rate description	The Company is currently assessing the extensive changes under the TCJ Act and its overall impact on the Company; however, based on its preliminary assessment of the reduction in the federal corporate tax rate from 35% to 21% to become effective on January 1, 2018, the Company currently expects that its effective tax rate for 2018 will be between 20% and 23%. Such estimated range is based on management's current assumptions with respect to, among other things, the Company's earnings, state income tax levels and tax deductions. The Company's actual effective tax rate in 2019 may differ from management's estimate.
Federal and state net operating loss carry forwards	$ 28,700,000
Net operating loss carry forwards expire date	2034
Change in control percentage	50.00%
Tax Cuts and Jobs Act [Member]
Statutory federal corporate tax rate	21.00%
Income tax rate description	The Tax Cuts and Jobs Act (the "TCJ Act") was enacted into law. The TCJ Act provides for significant changes to the U.S. Internal Revenue Code of 1986, as amended (the "Code"), that impact corporate taxation requirements, such as the reduction of the federal tax rate for corporations from 35% to 21% and changes or limitations to certain tax deductions.